Goodwill (Key assumptions used for value-in-use calculations) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 0
Growth rate used to extrapolate cash flow projections	0.00%
Yunhe Power [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group		¥ 405,000,000
Pre-tax discount rate used in current estimate of value in use	7.78%	8.98%
Linyi Power [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group		¥ 159,000,000
Pre-tax discount rate used in current estimate of value in use	7.89%	9.00%
Liaocheng Co-generation [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group		¥ 66,000,000
Pre-tax discount rate used in current estimate of value in use	7.90%	8.90%
Yantai Power Plant
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group		¥ 31,000,000
Pre-tax discount rate used in current estimate of value in use	8.55%	8.40%
Yichun Thermal Power
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group		¥ 24,000,000
Tuas Power
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 0	¥ 0
Market share ratio (as a percent)	19.20%	21.40%	20.70%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Pre-tax discount rate used in current estimate of value in use	8.55%	8.40%
Decrease 1% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 103,000,000	¥ 279,000,000
Decrease 5% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	1,231,000,000	1,723,000,000
Increase 1% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	264,000,000	488,000,000
Increase 5% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognized by the Group	¥ 2,075,000,000	¥ 2,588,000,000
Increase of 0.5% in pre-tax discount rate [member] | CGUs in Singapore
Disclosure of changes in accounting estimates [line items]
Increase (decrease) in pre-tax discount rate	0.50%	0.50%
Decrease in the recoverable amount of the CGU due to increase in pre-tax discount rate	¥ 1,857,000,000	¥ 1,691,000,000